Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson US Managed Volatility Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	16.06%	[1]	8.32%	[1]	11.54%	[1]	7.40%	[1]	Dec. 30, 2005	[1]	31.43%	11.48%	13.54%	9.33%	21.43%	[2]	8.91%	[2]	11.43%	[2]	7.10%	[2]	Dec. 30, 2005	[2]	31.43%	11.48%	13.54%	9.33%	23.18%	9.51%	12.11%	7.71%	Dec. 30, 2005	31.43%	11.48%	13.54%	9.33%	23.49%	9.93%	12.52%	8.14%	Dec. 30, 2005	22.56%	8.08%	10.12%	6.33%	Dec. 30, 2005	14.56%	7.36%	9.56%	6.09%	Dec. 30, 2005	31.43%	11.48%	13.54%	9.33%	23.76%	10.04%	12.59%	8.19%	Dec. 30, 2005	31.43%	11.48%	13.54%	9.33%	23.48%	9.76%	12.33%	7.84%	Dec. 30, 2005	31.43%	11.48%	13.54%	9.33%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.